UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214

SENTINEL GROUP FUNDS, INC.

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Name and address of agent for service)

(800) 282-3863

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/16

Date of reporting period: 08/31/16

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at August 31, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	61.9%
U.S. Government Obligations	23.3%
Domestic Exchange Traded Funds	9.0%
Foreign Stocks & ADR's	1.9%
Domestic Corporate Bonds	0.5%
Real Estate Investment Trusts	0.0%
Cash and Other	3.4%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.1%
Microsoft Corp.	2.2%
Visa, Inc.	1.9%
Apple, Inc.	1.7%
Medtronic PLC	1.5%
The Travelers Cos., Inc.	1.5%
Cisco Systems, Inc.	1.5%
Texas Instruments, Inc.	1.4%
Merck & Co., Inc.	1.4%
Procter & Gamble Co.	1.4%
Total of Net Assets	22.6%
Top 10 Fixed Income Holdings*
Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q29056	4.00%	10/01/44	1.9%
FNMA TBA 15YR	2.50%	09/19/31	1.6%
FNMA AT2016	3.00%	04/01/43	1.5%
FHLMC Q02664	4.50%	08/01/41	1.4%
FNMA BC1809	3.50%	05/01/46	0.8%
FHLMC Q29260	4.00%	10/01/44	0.8%
FNMA AZ7347	3.00%	11/01/45	0.8%
FHR 3859 JB	5.00%	05/15/41	0.7%
GNMA II 005175	4.50%	09/20/41	0.7%
FNMA AS4707	3.50%	04/01/45	0.5%
Total of Net Assets			10.7%

Average Effective Duration (for all Fixed Income Holdings) 1.2 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 23.3%
U.S. Government Agency Obligations 14.0%
Federal Home Loan Mortgage Corporation 5.5%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,019 M	$2,260,290
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	2 M	2,650
FHLMC J22900
2.5%, 03/01/28	1,223 M	1,269,765
		1,272,415

	Principal Amount (M=$1,000)	Value (Note 2)
20-Year:
FHLMC P00020
6.5%, 10/01/22	21 M	$21,745
30-Year:
FHLMC G08062
5%, 06/01/35	6 M	6,872
FHLMC Q02664
4.5%, 08/01/41	4,217 M	4,614,854
FHLMC Q29260
4%, 10/01/44	2,403 M	2,568,519
FHLMC Q29056
4%, 10/01/44	5,740 M	6,146,916
FHLMC G08637
4%, 04/01/45	1,031 M	1,102,240
		14,439,401
Total Federal Home Loan Mortgage Corporation		17,993,851

	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 7.4%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	354	$359
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	3 M	3,241
FNMA 255273
4.5%, 06/01/19	6 M	6,043
FNMA 255358
5%, 09/01/19	1 M	1,528
FNMA TBA 15YR
2.5%, 09/19/31(a)	4,920 M	5,081,438
		5,092,250

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 687301
6%, 11/01/32	35	$40
FNMA 690305
5.5%, 03/01/33	1 M	1,509
FNMA 748895
6%, 12/01/33	118 M	130,334
FNMA 725423
5.5%, 05/01/34	1,125 M	1,276,125
FNMA 725610
5.5%, 07/01/34	1,014 M	1,150,094
FNMA AD9193
5%, 09/01/40	629 M	698,750
FNMA AH8925
4.5%, 03/01/41	1,244 M	1,360,379
FNMA AL2860
3%, 12/01/42	1,290 M	1,347,760
FNMA AR9195
3%, 03/01/43	854 M	891,218
FNMA AT2016
3%, 04/01/43	4,563 M	4,743,032
FNMA AL5718
3.5%, 09/01/44	592 M	631,347
FNMA AS4707
3.5%, 04/01/45	1,457 M	1,553,588
FNMA AZ7347
3%, 11/01/45	2,415 M	2,506,910
FNMA BC1809
3.5%, 05/01/46	2,588 M	2,726,833
		19,017,919
Total Federal National Mortgage Association		24,110,528
Government National Mortgage Corporation 1.1%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	839,267
GNR 12-147 Interest Only
0.5845%, 04/16/54	8,996 M	372,010
		1,211,277
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,020 M	2,212,063
Total Government National Mortgage Corporation		3,423,340
Total U.S. Government Agency Obligations		45,527,719

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Treasury Obligations 9.3%
U.S. Treasury Bill
0.1915%, 09/01/16	5,200 M	$5,200,000
U.S. Treasury Bill
0.22%, 09/01/16	25,000 M	25,000,000
Total U.S. Treasury Obligations		30,200,000
Total U.S. Government Obligations (Cost $74,683,364)		75,727,719
Domestic Corporate Bonds 0.5%
Communications 0.2%
AT&T, Inc.
3.8%, 03/15/22	552 M	592,079
Consumer Non-Cyclical 0.0%
Zoetis, Inc.
3.25%, 02/01/23	139 M	142,991
Financials 0.2%
Brookfield Asset Management, Inc.
4%, 01/15/25	468 M	480,730
Wells Fargo & Co.
4.1%, 06/03/26	63 M	68,388
		549,118
Insurance 0.1%
Kemper Corp.
4.35%, 02/15/25	158 M	161,814
Total Domestic Corporate Bonds (Cost $1,386,940)		1,446,002

	Shares	Value (Note 2)
Domestic Common Stocks 61.9%
Consumer Discretionary 6.8%
Comcast Corp.	60,000	3,915,600
Goodyear Tire & Rubber Co.	60,000	1,761,000
Home Depot, Inc.	12,500	1,676,500
Marriott Int'l., Inc.	25,000	1,783,250
McDonald's Corp.	35,000	4,048,100
Omnicom Group, Inc.	25,000	2,153,250
Time Warner, Inc.	40,000	3,136,400
TJX Cos., Inc.	45,000	3,484,800
		21,958,900
Consumer Staples 6.6%
CVS Health Corp.	20,000	1,868,000
Estee Lauder Cos, Inc.	22,000	1,963,060
Kraft Heinz Co.	30,000	2,684,700
McCormick & Co., Inc.	23,000	2,345,080
PepsiCo, Inc.	40,000	4,270,000
Philip Morris Int'l., Inc.	40,000	3,997,200
Procter & Gamble Co.	50,000	4,365,500
		21,493,540
Energy 4.4%
Chevron Corp.	20,000	2,011,600
	Shares	Value (Note 2)
EOG Resources, Inc.	30,000	$2,654,700
ExxonMobil Corp.	38,000	3,311,320
Marathon Petroleum Corp.	40,000	1,700,400
Noble Energy, Inc.	50,000	1,724,000
Schlumberger Ltd.	37,700	2,978,300
		14,380,320
Financials 11.8%
American Express Co.	40,000	2,623,200
Chubb Ltd.	20,000	2,538,600
CME Group, Inc.	35,000	3,792,250
Discover Financial Services	70,000	4,200,000
JPMorgan Chase & Co.	50,000	3,375,000
MetLife, Inc.	23,000	998,200
Morgan Stanley	100,000	3,206,000
PNC Financial Services Group, Inc.	30,000	2,703,000
S&P Global, Inc.	35,000	4,323,900
Signature Bank*	15,000	1,830,150
The Travelers Cos., Inc.	40,000	4,748,400
Wells Fargo & Co.	76,400	3,881,120
		38,219,820
Health Care 10.1%
Amgen, Inc.	20,000	3,401,200
Becton Dickinson & Co.	15,000	2,658,150
Biogen, Inc.*	4,000	1,222,520
Bristol-Myers Squibb Co.	50,000	2,869,500
Eli Lilly & Co.	30,000	2,332,500
Gilead Sciences, Inc.	20,000	1,567,600
Johnson & Johnson	25,000	2,983,500
Medtronic PLC(b)	55,320	4,814,500
Merck & Co., Inc.	70,000	4,395,300
Stryker Corp.	15,000	1,734,900
UnitedHealth Group, Inc.	20,000	2,721,000
Zoetis, Inc.	40,000	2,044,000
		32,744,670
Industrials 6.0%
Boeing Co.	20,000	2,589,000
Canadian National Railway Co.	45,000	2,893,950
General Dynamics Corp.	15,000	2,283,300
Honeywell Int'l., Inc.	35,000	4,084,850
Tyco Int'l. Plc	60,000	2,620,800
United Technologies Corp.	25,000	2,660,750
Verisk Analytics, Inc.*	30,000	2,491,500
		19,624,150
Information Technology 13.9%
Accenture PLC	32,400	3,726,000
Alphabet, Inc.*	4,000	3,068,200
ANSYS, Inc.*	20,000	1,901,800
Apple, Inc.	53,200	5,644,520

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Shares	Value (Note 2)
Check Point Software Technologies Ltd.*	25,000	$1,918,500
Cisco Systems, Inc.	150,000	4,716,000
Cognizant Technology Solutions Corp.*	39,500	2,268,880
EMC Corp.	80,000	2,319,200
Microsoft Corp.	125,000	7,182,500
Synopsys, Inc.*	30,000	1,778,700
Texas Instruments, Inc.	65,000	4,520,100
Visa, Inc.	75,000	6,067,500
		45,111,900
Materials 1.1%
EI Du Pont de Nemours & Co.	30,000	2,088,000
Praxair, Inc.	12,000	1,464,480
		3,552,480
Telecommunication Services 1.2%
Verizon Communications, Inc.	75,000	3,924,750
Total Domestic Common Stocks (Cost $104,063,925)		201,010,530
Domestic Exchange Traded Funds 9.0%
Bond Funds 9.0%
iShares iBoxx $ High Yield Corporate Bond ETF	16,792	1,456,034
iShares iBoxx $ Investment Grade Corporate Bond ETF	210,929	26,131,994
SPDR Barclays High Yield Bond ETF	8,649	316,034
SPDR Barclays Intermediate Term Corporate Bond ETF	35,453	1,237,310
SPDR Barclays Short Term Corporate Bond ETF	1,062	32,678
SPDR Barclays Short Term High Yield Bond ETF	792	21,788
Total Domestic Exchange Traded Funds (Cost $27,057,832)		29,195,838
Foreign Stocks & ADR's 1.9%
Netherlands 1.3%
Unilever NV ADR	90,000	4,149,900
Switzerland 0.6%
Roche Holding AG ADR	60,000	1,832,700
Total Foreign Stocks & ADR's (Cost $5,741,302)		5,982,600
Real Estate Investment Trusts 0.0%^
Information Technology 0.0%^
Equinix, Inc. (Cost $109,506)	300	110,595

Institutional Money Market Funds 4.9%
State Street Institutional US Government Money Market Fund (Cost $15,864,231)	15,864,231	15,864,231

	Shares	Value (Note 2)
Total Investments 101.5% (Cost $228,907,100)†		$329,337,515

Excess of Liabilities Over Other Assets (1.5)%		(4,808,916)

Net Assets 100.0%		$324,528,599

*	Non-income producing.

†	Cost for federal income tax purposes is $228,907,100. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $100,430,415 of which $102,570,154 related to appreciated securities and $2,139,739 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

^	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at August 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.7%
Financials	17.5%
Health Care	16.6%
Consumer Discretionary	11.4%
Consumer Staples	11.3%

Sector	Percent of Net Assets
Industrials	9.2%
Energy	7.1%
Telecommunication Services	1.9%
Materials	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.2%
Visa, Inc.	2.7%
Texas Instruments, Inc.	2.4%
UnitedHealth Group, Inc.	2.3%
Apple, Inc.	2.2%
Merck & Co., Inc.	2.2%

Description	Percent of Net Assets
S&P Global, Inc.	2.2%
Wells Fargo & Co.	2.1%
PepsiCo, Inc.	2.1%
Medtronic PLC	2.0%
Total of Net Assets	23.4%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.2%
Consumer Discretionary 11.4%
Comcast Corp.	600,000	$39,156,000
Goodyear Tire & Rubber Co.	650,000	19,077,500
Home Depot, Inc.	153,300	20,560,596
Lear Corp.	143,700	16,710,873
Marriott Int'l., Inc.	200,000	14,266,000
McDonald's Corp.	300,000	34,698,000
Omnicom Group, Inc.	250,000	21,532,500
Priceline Group, Inc.*	9,500	13,458,935
Time Warner, Inc.	350,000	27,443,500
TJX Cos., Inc.	490,000	37,945,600
		244,849,504
Consumer Staples 9.4%
CVS Health Corp.	275,000	25,685,000
Estee Lauder Cos, Inc.	252,000	22,485,960
Kraft Heinz Co.	274,113	24,530,372
McCormick & Co., Inc.	150,000	15,294,000
PepsiCo, Inc.	420,710	44,910,793
Philip Morris Int'l., Inc.	300,000	29,979,000
Procter & Gamble Co.	450,000	39,289,500
		202,174,625
Energy 7.1%
Chevron Corp.	197,400	19,854,492
EOG Resources, Inc.	246,200	21,786,238
ExxonMobil Corp.	455,000	39,648,700
Marathon Petroleum Corp.	400,000	17,004,000

	Shares	Value (Note 2)
Noble Energy, Inc.	650,000	$22,412,000
Schlumberger Ltd.	400,000	31,600,000
		152,305,430
Financials 17.5%
American Express Co.	325,000	21,313,500
Chubb Ltd.	215,000	27,289,950
CME Group, Inc.	350,520	37,978,842
Discover Financial Services	618,400	37,104,000
JPMorgan Chase & Co.	469,700	31,704,750
MetLife, Inc.	300,000	13,020,000
Morgan Stanley	1,050,000	33,663,000
PNC Financial Services Group, Inc.	325,000	29,282,500
S&P Global, Inc.	375,000	46,327,500
Signature Bank*	155,000	18,911,550
The Travelers Cos., Inc.	260,000	30,864,600
Wells Fargo & Co.	907,400	46,095,920
		373,556,112
Health Care 15.5%
Amgen, Inc.	200,000	34,012,000
Becton Dickinson & Co.	100,000	17,721,000
Biogen, Inc.*	50,000	15,281,500
Bristol-Myers Squibb Co.	338,300	19,415,037
Eli Lilly & Co.	325,000	25,268,750
Gilead Sciences, Inc.	241,000	18,889,580
Johnson & Johnson	150,000	17,901,000
Medtronic PLC(a)	496,700	43,227,801
Merck & Co., Inc.	750,000	47,092,500
Stryker Corp.	155,000	17,927,300

	Shares	Value (Note 2)
UnitedHealth Group, Inc.	358,700	$48,801,135
Zoetis, Inc.	498,000	25,447,800
		330,985,403
Industrials 9.2%
Boeing Co.	175,000	22,653,750
Canadian National Railway Co.	467,000	30,032,770
General Dynamics Corp.	185,500	28,236,810
Honeywell Int'l., Inc.	300,000	35,013,000
Tyco Int'l. Plc	561,250	24,515,400
United Technologies Corp.	275,000	29,268,250
Verisk Analytics, Inc.*	336,000	27,904,800
		197,624,780
Information Technology 21.6%
Accenture PLC	347,000	39,905,000
Alphabet, Inc.*	50,000	38,352,500
ANSYS, Inc.*	196,300	18,666,167
Apple, Inc.	450,520	47,800,172
Check Point Software Technologies Ltd.*	210,000	16,115,400
Cisco Systems, Inc.	1,345,770	42,311,009
Cognizant Technology Solutions Corp.*	462,100	26,543,024
EMC Corp.	700,000	20,293,000
Microsoft Corp.	1,210,680	69,565,673
Oracle Corp.	470,000	19,373,400
Synopsys, Inc.*	275,000	16,304,750
Texas Instruments, Inc.	755,000	52,502,700

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

	Shares	Value (Note 2)
Visa, Inc.	712,200	$57,616,980
		465,349,775
Materials 1.6%
EI Du Pont de Nemours & Co.	275,000	19,140,000
Praxair, Inc.	122,400	14,937,696
		34,077,696
Telecommunication Services 1.9%
Verizon Communications, Inc.	777,300	40,676,109
Total Domestic Common Stocks (Cost $1,043,215,897)		2,041,599,434
Foreign Stocks & ADR's 3.0%
Netherlands 1.9%
Unilever NV ADR	850,000	39,193,500
Switzerland 1.1%
Roche Holding AG ADR	775,000	23,672,375
Total Foreign Stocks & ADR's (Cost $60,989,158)		62,865,875
Real Estate Investment Trusts 0.1%
Information Technology 0.1%
Equinix, Inc. (Cost $693,537)	1,900	700,435
Institutional Money Market Funds 0.5%
State Street Institutional US Government Money Market Fund
(Cost $11,177,453)	11,177,453	11,177,453

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 0.9%
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corporation 0.5%
Agency Discount Notes:
0.05%, 09/01/16	10,000 M	10,000,000
U.S. Treasury Obligations 0.4%
U.S. Treasury Bill
0.1915%, 09/01/16	9,500 M	9,500,000
Total U.S. Government Obligations (Cost $19,500,000)		19,500,000
Total Investments 99.7% (Cost $1,135,576,045)†		2,135,843,197

Other Assets in Excess of Liabilities 0.3%		5,834,768

Net Assets 100.0%		$2,141,677,965

*	Non-income producing.

†	Cost for federal income tax purposes is $1,135,576,045. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $1,000,267,152 of which $1,015,302,502 related to appreciated securities and $15,035,350 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at August 31, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	23.1%
1 yr. to 2.99 yrs.	43.3%
3 yrs. to 3.99 yrs.	20.7%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	11.5%
6 yrs. to 7.99 yrs.	0.0%
8 yrs. and over	1.4%

Average Effective Duration (for all Fixed Income Holdings) 2.7 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	8.1%
FHLMC J22900	2.50%	03/01/28	7.1%
FNMA AI4728	4.50%	07/01/41	7.0%
FNMA AL2860	3.00%	12/01/42	6.7%
FNMA BC1809	3.50%	05/01/46	6.5%
FHLMC Q33006	3.50%	04/01/45	5.8%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC G05624	4.50%	09/01/39	5.1%
FNMA AB7845	3.00%	02/01/43	4.9%
FNMA AE0215	4.00%	12/01/39	4.4%
FHR 3331 PE	6.00%	06/15/37	4.2%
Total of Net Assets			59.8%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's  portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 99.2%
U.S. Government Agency Obligations 94.8%
Federal Home Loan Mortgage Corporation 31.2%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	8,518 M	$9,584,416
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	15,287 M	15,872,060
30-Year:
FHLMC 360017
11%, 11/01/17	15	15
FHLMC A64971
5.5%, 08/01/37	8 M	9,406
FHLMC G05483
4.5%, 06/01/39	5,035 M	5,558,917
FHLMC G05624
4.5%, 09/01/39	10,525 M	11,627,456
FHLMC A89148
4%, 10/01/39	7,515 M	8,064,801
FHLMC Q29056
4%, 10/01/44	6,091 M	6,523,330

	Principal Amount (M=$1,000)	Value (Note 2)
FHLMC Q33006
3.5%, 04/01/45	12,535 M	$13,198,507
		44,982,432
Total Federal Home Loan Mortgage Corporation		70,438,908
Federal National Mortgage Association 54.1%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	5,312 M	271,470
FNR 03-32 BZ
6%, 11/25/32	405 M	464,540
		736,010
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 09/19/31(a)	5,780 M	5,969,656
20-Year:
FNMA 758564
6%, 09/01/24	188 M	214,766
30-Year:
FNMA 426830
8%, 11/01/24	18 M	18,600
FNMA 738887
5.5%, 10/01/33	118 M	132,425
FNMA 748895
6%, 12/01/33	118 M	130,319
FNMA 881279
5%, 11/01/36	1,177 M	1,326,417

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 931533
4.5%, 07/01/39	1,844 M	$2,034,173
FNMA 931535
5.5%, 07/01/39	1,454 M	1,656,777
FNMA AE0215
4%, 12/01/39	9,311 M	9,964,756
FNMA AD9193
5%, 09/01/40	8,179 M	9,083,746
FNMA AI4728
4.5%, 07/01/41	14,476 M	15,829,188
FNMA AL2860
3%, 12/01/42	14,537 M	15,186,025
FNMA AB7845
3%, 02/01/43	10,539 M	11,021,949
FNMA AT2016
3%, 04/01/43	17,579 M	18,272,335
FNMA AW0972
4.5%, 05/01/44	2,925 M	3,193,368
FNMA AL5718
3.5%, 09/01/44	7,262 M	7,738,514
FNMA BC1809
3.5%, 05/01/46	13,845 M	14,588,039
FNMA TBA 30YR
3%, 10/13/46(a)	5,000 M	5,175,000
		115,351,631
Total Federal National Mortgage Association		122,272,063

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Government National Mortgage Corporation 9.5%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	9,025 M	$9,545,616
Mortgage-Backed Securities:
30-Year:
GNMA II 004424
5%, 04/20/39	2,872 M	3,196,189
GNMA AG8936
4%, 02/15/44	7,936 M	8,643,554
		11,839,743
Total Government National Mortgage Corporation		21,385,359
Total U.S. Government Agency Obligations		214,096,330
U.S. Treasury Obligations 4.4%
U.S. Treasury Bill
0.1915%, 09/01/16	1,900 M	1,900,000
U.S. Treasury Bill
0.22%, 09/01/16	5,000 M	5,000,000
U.S. Treasury Bond
2.5%, 05/15/46	3,000 M	3,174,609
Total U.S. Treasury Obligations		10,074,609
Total U.S. Government Obligations (Cost $218,021,492)		224,170,939

	Shares	Value (Note 2)
Institutional Money Market Funds 5.7%
State Street Institutional US Government Money Market Fund
(Cost $12,795,035)	12,795,035	12,795,035
Total Investments 104.9% (Cost $230,816,527)†		236,965,974

Excess of Liabilities Over Other Assets (4.9)%		(11,127,010)

Net Assets 100.0%		$225,838,964

†	Cost for federal income tax purposes is $230,816,527. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $6,149,447 of which $6,658,799 related to appreciated securities and $509,352 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at August 31, 2016

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	31.7%
Industrials	17.2%
Information Technology	17.1%
Financials	12.4%
Consumer Staples	5.2%

Sector	Percent of Net Assets
Energy	3.8%
Materials	3.8%
Health Care	3.7%
Utilities	1.9%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	29.9%
Switzerland	12.0%
Germany	6.2%
Japan	5.5%
Ireland	4.7%

Country	Percent of Net Assets
Canada	4.5%
France	4.1%
South Korea	4.0%
Netherlands	3.7%
India	3.6%

Top 10 Holdings**

Description	Percent of Net Assets
Syngenta AG	3.8%
OPAP SA	3.4%
Countrywide PLC	3.2%
Savills PLC	3.1%
Hays PLC	2.8%
Experian PLC	2.7%

Description	Percent of Net Assets
SAP SE	2.7%
Delphi Automotive PLC	2.7%
Rightmove PLC	2.6%
Uni-Select, Inc.	2.6%
Total of Net Assets	29.6%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 10.7%
Consumer Discretionary 2.7%
Delphi Automotive PLC	65,000	$4,592,900
Energy 1.7%
Core Laboratories NV	26,300	2,939,814
Health Care 2.0%
Medtronic PLC(a)	39,000	3,394,170
Information Technology 4.3%
BlackBerry Ltd.*	436,000	3,309,240
TE Connectivity Ltd.	65,000	4,132,050
		7,441,290
Total Domestic Common Stocks (Cost $18,575,634)		18,368,174
Foreign Stocks & ADR's 86.1%
Canada 2.6%
Uni-Select, Inc. (b)	190,000	4,460,958
China 0.9%
Want Want China Holdings Ltd. (b)	2,300,000	1,510,484
Cyprus 1.9%
Bank of Cyprus Pcl *(b)	19,762,193	3,328,605

	Shares	Value (Note 2)
Denmark 1.7%
ISS A/S (b)	70,100	$2,838,774
France 4.1%
Edenred SA (b)	166,000	3,624,341
Renault SA (b)	40,500	3,325,984
		6,950,325
Germany 6.2%
Brenntag AG (b)	52,447	2,851,879
NORMA Group AG (b)	58,000	3,104,323
SAP SE (b)	53,000	4,654,456
		10,610,658
Greece 3.4%
OPAP SA (b)	700,000	5,876,034
India 3.6%
PC Jeweller Ltd. (b)	536,000	3,526,010
Shriram Transport Finance Co Ltd. (b)	138,600	2,548,046
		6,074,056
Ireland 2.7%
Experian PLC (b)	235,000	4,673,194
Japan 5.5%
CyberAgent, Inc. (b)	60,000	3,255,821

	Shares	Value (Note 2)
FANUC Corp. (b)	12,800	$2,181,088
USS Co Ltd. (b)	252,000	4,032,038
		9,468,947
Luxembourg 2.6%
SES SA *(b)	191,500	4,404,475
Macau 1.9%
Wynn Macau Ltd. (b)	2,390,000	3,319,041
Netherlands 2.0%
Intertrust NV *(b)	150,000	3,385,486
Norway 2.1%
TGS Nopec Geophysical Co ASA (b)	210,000	3,654,158
South Korea 4.0%
Hyundai Motor Co. (b)	23,000	2,739,934
Samsung Electronics Co Ltd. (b)	2,800	4,061,311
		6,801,245
Spain 1.9%
Red Electrica Corp. SA (b)	148,000	3,189,308
Sweden 2.2%
Telefonaktiebolaget LM Ericsson (b)	520,000	3,703,579

The accompanying notes are an integral part of the financial statements

Sentinel International Equity Fund

(Unaudited)

	Shares	Value (Note 2)
Switzerland 9.6%
Adecco SA (b)	51,000	$2,938,098
Nestle SA (b)	52,000	4,144,024
Roche Holding AG (b)	11,500	2,807,151
Syngenta AG *(b)	15,000	6,533,724
		16,422,997
United Kingdom 27.2%
Auto Trader Group PLC *(b)	330,000	1,616,587
AVEVA Group PLC (b)	134,000	3,355,617
BCA Marketplace PLC (b)	1,349,955	3,519,589
Bunzl PLC (b)	75,000	2,323,268
Compass Group PLC (b)	168,000	3,179,815
Countrywide PLC (b)	1,615,000	5,556,719
Foxtons Group PLC (b)	827,000	1,286,877
Hays PLC (b)	2,750,000	4,717,851
ITV PLC *(b)	1,625,000	4,281,164
Reckitt Benckiser Group PLC (b)	33,000	3,187,755
Rightmove PLC (b)	84,000	4,524,291
Savills PLC (b)	544,000	5,284,913
WPP PLC (b)	158,000	3,647,897
		46,482,343
Total Foreign Stocks & ADR's (Cost $134,698,988)		147,154,667
Institutional Money Market Funds 3.3%
State Street Institutional US Government Money Market Fund
(Cost $5,555,280)	5,555,280	5,555,280
Total Investments 100.1% (Cost $158,829,902)†		171,078,121

Excess of Liabilities Over Other Assets (0.1)%		(184,999)

Net Assets 100.0%		$170,893,122

*	Non-income producing.

†	Cost for federal income tax purposes is $158,829,902. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $12,248,219 of which $23,000,109 related to appreciated securities and $10,751,890 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

(b)	Fair valued.

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at August 31, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	6.8%
1 yr. to 2.99 yrs.	52.7%
3 yrs. to 3.99 yrs.	24.8%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	9.4%
6 yrs. to 7.99 yrs.	0.5%
8 yrs. and over	5.8%

Average Effective Duration (for all Fixed Income Holdings) 2.8 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF			15.0%
SPDR Barclays Intermediate Term Corporate Bond ETF			8.1%
FHR 4022 AH	1.50%	12/15/25	8.0%
SPDR Barclays Short Term High Yield Bond ETF			6.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF			5.8%

Description	Coupon	Maturity Date	Percent of Net Assets
FNR 10-64 AD	3.00%	12/25/20	5.3%
iShares 0-5 Year High Yield Corporate Bond ETF			5.3%
FHR 4039 PB	1.50%	05/15/27	4.2%
WBCMT 2007 C30 A5	5.342%	12/15/43	3.5%
FNMA POOL BC5074	3.50%	07/01/44	3.4%
Total of Net Assets			65.5%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 41.9%
U.S. Government Agency Obligations 41.1%
Federal Home Loan Mortgage Corporation 15.5%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	114	$115
FHR 3874 BD
3%, 06/15/21	3,012 M	3,082,625
FHR 4022 AH
1.5%, 12/15/25	31,230 M	31,077,781
FHR 4039 PB
1.5%, 05/15/27	16,538 M	16,492,348
FHR 4238 TL
1.25%, 08/15/27	8,833 M	8,726,897
FHR 2927 ED
4%, 01/15/35	254 M	257,888
		59,637,654
Mortgage-Backed Securities:
15-Year:
FHLMC E88357
6.5%, 03/01/17	4 M	4,366
FHLMC J05907
6%, 08/01/19	587 M	606,229
		610,595

	Principal Amount (M=$1,000)	Value (Note 2)
20-Year:
FHLMC D94230
7.5%, 10/01/19	4 M	$4,468
30-Year:
FHLMC G00100
8%, 02/01/23	3 M	3,531
Total Federal Home Loan Mortgage Corporation		60,256,248
Federal National Mortgage Association 25.6%
Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	20,417 M	20,841,434
FNR 11-67 DA
4.5%, 07/25/21	5,668 M	5,864,693
FNR 12-47 AI
3%, 05/25/22	5,625 M	287,438
FNR 11-15 HC
2.5%, 03/25/26	6,872 M	6,956,799
FNR 09-32 BH
5.25%, 05/25/39	1,063 M	1,100,807
		35,051,171
Mortgage-Backed Securities:
15-Year:
FNMA 671380
6%, 11/01/17	8 M	7,790

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 725284
7%, 11/01/18	16 M	$15,982
FNMA 985670
6.5%, 10/01/21	386 M	407,872
FNMA POOL AK5169
3%, 04/01/27	6,641 M	6,963,272
		7,394,916
20-Year:
FNMA POOL 890739
2.5%, 08/01/31	963 M	997,296
30-Year:
FNMA 626664
6%, 04/01/17	18 M	18,230
FNMA 207530
8.25%, 04/01/22	6 M	6,522
FNMA 175123
7.45%, 08/01/22	80 M	84,133
FNMA POOL BC4492
4.5%, 12/01/39	6,424 M	7,010,886
FNMA POOL AT5993
3%, 05/01/43	9,146 M	9,505,746
FNMA POOL AU1628
3%, 07/01/43	5,123 M	5,325,255
FNMA POOL BC5074
3.5%, 07/01/44	12,314 M	13,033,205
FNMA POOL AZ5591
4%, 08/01/45	11,623 M	12,459,670

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA TBA 30 YR 3.5
3.5%, 09/14/46(a)	8,120 M	$8,553,912
		55,997,559
Total Federal National Mortgage Association		99,440,942
Government National Mortgage Corporation 0.0%^
Mortgage-Backed Securities:
15-Year:
GNMA 489953
6%, 12/15/16	616	616
20-Year:
GNMA 628440
7%, 04/15/24	60 M	62,196
Total Government National Mortgage Corporation		62,812
Total U.S. Government Agency Obligations		159,760,002
U.S. Treasury Obligations 0.8%
U.S. Treasury Bill
0.1915%, 09/01/16	3,300 M	3,300,000
Total U.S. Government Obligations (Cost $163,160,077)		163,060,002
Domestic Corporate Bonds 4.4%
Communications 1.7%
American Tower Corp.
4.5%, 01/15/18	3,750 M	3,897,480
AT&T, Inc.
3.8%, 03/15/22	2,708 M	2,904,617
		6,802,097
Consumer Cyclical 2.2%
Ford Motor Credit Co LLC
5%, 05/15/18	3,500 M	3,688,409
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,246,969
3.2%, 07/06/21	1,450 M	1,472,579
		8,407,957
Financials 0.5%
Brookfield Asset Management, Inc.
4%, 01/15/25	1,935 M	1,987,636
Total Domestic Corporate Bonds (Cost $16,866,775)		17,197,690
Asset Backed Securities 0.4%
Taco Bell Funding, LLC
3.832%, 05/25/26(b) (Cost $1,600,000)	1,600 M	1,621,826
Bank Loans 0.5%
Technology 0.5%
Micron Technology, Inc.
6.44%, 04/26/22(c) (Cost $1,771,648)	1,775 M	1,792,004

	Principal Amount (M=$1,000)	Value (Note 2)
Commercial Mortgage-Backed Securities 3.5%
Financials 3.5%
WBCMT 2007 C30 A5
5.342%, 12/15/43 (Cost $14,812,936)	13,450 M	$13,561,015
Residential Mortgage-Backed Securities 4.1%
Financials 4.1%
Bear Stearns Trust FLT
2.9993%, 06/25/34	7,270 M	7,336,767
BOAMS 2004 5 3A1
4.5%, 06/25/19	2,438 M	2,443,804
GSR 2003 13 1A1
2.7968%, 10/25/33	6,118 M	6,168,383
Total Residential Mortgage-Backed Securities (Cost $15,998,401)		15,948,954

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 44.2%
Bond Funds 44.2%
iShares 0-5 Year High Yield Corporate Bond ETF(d)	441,639	20,810,030
iShares iBoxx $ High Yield Corporate Bond ETF(d)	671,406	58,217,614
iShares iBoxx $ Investment Grade Corporate Bond ETF	183,598	22,745,956
SPDR Barclays Intermediate Term Corporate Bond ETF(d)	900,863	31,440,119
SPDR Barclays Short Term Corporate Bond ETF(d)	387,977	11,938,053
SPDR Barclays Short Term High Yield Bond ETF	982,328	27,023,843
Total Domestic Exchange Traded Funds (Cost $161,634,293)		172,175,615
Institutional Money Market Funds 3.5%
State Street Institutional US Government Money Market Fund
(Cost $13,691,287)	13,691,287	13,691,287
Total Investments 102.5% (Cost $389,535,417)†		399,048,393

Excess of Liabilities Over Other Assets (2.5)%		(9,706,297)

Net Assets 100.0%		$389,342,096

†	Cost for federal income tax purposes is $389,535,417. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $9,512,976 of which $11,220,818 related to appreciated securities and $1,707,842 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of rule 144A securities amounted to $1,621,826 or 0.42% of net assets.

(c)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.00%.

(d)	All or a portion of this security was on loan at August 31, 2016. The aggregate cost and market value of securities on loan at August 31, 2016 is $57,367,011 and $63,809,428, respectively.

SPDR	-	Standard & Poor's Depository Receipts

^	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

At August 31, 2016, the following futures contracts were outstanding with $337,383 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)

Short, 100 U.S. Treasury 5-Year Note futures contracts	9/16	$12,124,219	$98,853

Net payments of variation margin and/or brokerage fees			(98,072)

Variation margin payable on open futures contracts			$781

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at August 31, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Exchange Traded Funds	87.2%
Domestic Corporate Bonds	6.9%
U.S. Government Obligations	0.9%
Bank Loan	0.6%
Asset Backed Security	0.1%
Cash and Other	4.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	33.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	15.8%
SPDR Barclays High Yield Bond ETF	15.2%
iShares High Dividend ETF	11.9%
SPDR Barclays Intermediate Term Corporate Bond ETF	5.9%
iShares Int'l. Select Dividend ETF	4.1%
iShares 0-5 Year High Yield Corporate Bond ETF	1.1%
SPDR Barclays Short Term Corporate Bond ETF	0.0%
Total of Net Assets	87.2%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
Manulife Financial Corp.	4.15%	03/04/26	0.7%
AT&T, Inc.	3.80%	03/15/22	0.6%
Cardinal Health, Inc.	4.90%	09/15/45	0.5%
Express Scripts Holding Co.	3.40%	03/01/27	0.5%
Ingram Micro, Inc.	4.95%	12/15/24	0.5%
MEDNAX, Inc.	5.25%	12/01/23	0.5%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	0.5%
QVC, Inc.	5.45%	08/15/34	0.5%
Brookfield Asset Management, Inc.	4.00%	01/15/25	0.5%
Micron Technology, Inc.	6.44%	04/26/22	0.4%
Total of Net Assets			5.2%

Average Effective Duration (for all Fixed Income Holdings) 3.7 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 0.9%
U.S. Government Agency Obligations 0.1%
Government National Mortgage Corporation 0.1%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.5845%, 04/16/54	8,994 M	$371,903
U.S. Treasury Obligations 0.8%
U.S. Treasury Bill
01915%, 09/01/16	2,400 M	2,400,000
Total U.S. Government Obligations (Cost $2,763,301)		2,771,903

	Principal Amount (M=$1,000)	Value (Note 2)
Domestic Corporate Bonds 6.9%
Communications 1.1%
AMC Networks, Inc.
5%, 04/01/24	735 M	$753,375
AT&T, Inc.
3.8%, 03/15/22	1,592 M	1,707,589
CenturyLink, Inc.
7.5%, 04/01/24	700 M	759,062
		3,220,026
Consumer Cyclical 0.8%
General Motors Financial Co., Inc.
3.2%, 07/06/21	1,100 M	1,117,129
QVC, Inc.
5.45%, 08/15/34	1,535 M	1,454,988
		2,572,117
Consumer Non-Cyclical 1.5%
Cardinal Health, Inc.
4.9%, 09/15/45	1,370 M	1,628,977
Express Scripts Holding Co.
3.4%, 03/01/27	1,560 M	1,576,096

	Principal Amount (M=$1,000)	Value (Note 2)
MEDNAX, Inc.
5.25%, 12/01/23(a)	1,450 M	$1,526,125
		4,731,198
Energy 0.1%
Westmoreland Coal Co.
8.75%, 01/01/22(a)	325 M	250,250
Financials 1.4%
Bank of America Corp.
4.45%, 03/03/26	655 M	704,796
Brookfield Asset Management, Inc.
4%, 01/15/25	1,405 M	1,443,219
JPMorgan Chase & Co
4.125%, 12/15/26	655 M	701,954
Royal Bank of Canada
4.65%, 01/27/26	655 M	720,380
Wells Fargo & Co
4.3%, 07/22/27	655 M	723,036
		4,293,385

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Insurance 0.8%
Kemper Corp.
4.35%, 02/15/25	427 M	$437,308
Manulife Financial Corp.
4.15%, 03/04/26	1,820 M	1,982,290
		2,419,598
Real Estate 0.5%
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,400 M	1,500,038
Technology 0.7%
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
7.125%, 06/15/24(a)	650 M	703,823
Ingram Micro, Inc.
4.95%, 12/15/24	1,550 M	1,566,522
		2,270,345
Total Domestic Corporate Bonds (Cost $20,854,371)		21,256,957
Asset Backed Securities 0.1%
Taco Bell Funding, LLC
3.832%, 05/25/26(a) (Cost $300,000)	300 M	304,092
Bank Loans 0.6%
Energy 0.2%
Westmoreland Coal Co.
6.94%, 12/16/20(b)	923 M	687,389
Technology 0.4%
Micron Technologies, Inc.
6.44%, 04/26/22(c)	1,275 M	1,287,215
Total Bank Loans (Cost $1,931,495)		1,974,604

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 87.2%
Bond Funds 71.2%
iShares 0-5 Year High Yield Corporate Bond ETF(d)	74,000	3,486,880
iShares iBoxx $ High Yield Corporate Bond ETF(d)	1,182,152	102,504,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	393,305	48,726,556
SPDR Barclays High Yield Bond ETF(d)	1,284,721	46,943,705
SPDR Barclays Intermediate Term Corporate Bond ETF	516,535	18,027,072
SPDR Barclays Short Term Corporate Bond ETF(d)	1,902	58,525
		219,747,138
Equity Funds 16.0%
iShares High Dividend ETF	450,547	36,881,777
iShares Int'l. Select Dividend ETF(d)	423,400	12,596,150
		49,477,927
Total Domestic Exchange Traded Funds (Cost $253,670,215)		269,225,065

	Shares	Value (Note 2)
Institutional Money Market Funds 4.1%
State Street Institutional US Government Money Market Fund
(Cost $12,688,094)	12,688,094	12,688,094
Total Investments 99.8% (Cost $292,207,476)†		$308,220,715

Other Assets in Excess of Liabilities 0.2%		644,932

Net Assets 100.0%		$308,865,647

†	Cost for federal income tax purposes is $292,207,476. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $16,013,239 of which $18,292,529 related to appreciated securities and $2,279,290 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of rule 144A securities amounted to $2,784,290 or 0.90% of net assets.

(b)	Westmoreland Coal Co. has a variable interest rate that floats quarterly on March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 6.50%.

(c)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.00%.

(d)	All or a portion of this security was on loan at August 31, 2016. The aggregate cost and market value of securities on loan at August 31, 2016 is $98,520,451 and $105,875,416, respectively.

SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

At August 31, 2016 the following futures contracts were outstanding with $566,104 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)

Short, 112 U.S. Treasury 10-Year Note futures contracts	9/16	$14,770,000	$156,985

Short, 25 S&P 500 E-mini futures contracts	9/16	5,423,750	(148,542)

Totals		$20,193,750	$8,443

Net payments of variation margin and/or brokerage fees			432

Variation margin receivable on open futures contracts			$8,875

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at August 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	25.5%
Health Care	20.5%
Consumer Discretionary	16.9%
Industrials	15.8%

Sector	Percent of Net Assets
Financials	9.6%
Energy	1.8%
Materials	0.9%

Top 10 Holdings**

Description	Percent of Net Assets
TRI Pointe Group, Inc.	2.0%
Plantronics, Inc.	1.7%
Tower Semiconductor Ltd.	1.7%
Corporate Office Properties Trust	1.6%
NuVasive, Inc.	1.6%
j2 Global, Inc.	1.6%

Description	Percent of Net Assets
Acxiom Corp.	1.5%
Finisar Corp.	1.5%
Globus Medical, Inc.	1.5%
Glacier Bancorp, Inc.	1.5%
Total of Net Assets	16.2%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 88.1%
Consumer Discretionary 16.9%
American Eagle Outfitters, Inc.	574,400	$10,649,376
Ascena Retail Group, Inc.*	1,190,400	9,689,856
Bloomin' Brands, Inc.	748,840	14,632,334
BorgWarner, Inc.	238,930	8,216,803
Callaway Golf Co.	619,000	7,068,980
KB Home	669,100	10,504,870
MDC Partners, Inc.	735,666	9,078,118
Oxford Industries, Inc.	182,500	11,389,825
Penn National Gaming, Inc.*	965,300	13,687,954
Planet Fitness, Inc.*	347,700	7,527,705
Select Comfort Corp.*	527,300	13,841,625
Texas Roadhouse, Inc.	228,500	10,115,695
The Habit Restaurants, Inc.*	548,200	8,398,424
Tile Shop Holdings, Inc.*	545,110	8,476,460
TRI Pointe Group, Inc.*	1,528,600	20,727,816
Vitamin Shoppe, Inc.*	373,900	10,364,508
		174,370,349
Energy 1.8%
Carrizo Oil & Gas, Inc.*	301,300	11,536,777
Forum Energy Technologies, Inc.*	401,600	7,056,112
		18,592,889
Financials 8.0%
Endurance Specialty Holdings Ltd.	112,800	7,427,880

	Shares	Value (Note 2)
Evercore Partners, Inc.	211,600	$10,842,384
Glacier Bancorp, Inc.	514,000	15,389,160
PRA Group, Inc.*	417,500	13,351,650
Stifel Financial Corp.*	238,300	9,377,105
Webster Financial Corp.	362,000	13,984,060
Western Alliance Bancorp*	332,000	12,689,040
		83,061,279
Health Care 20.5%
Air Methods Corp.*	334,200	11,757,156
AngioDynamics, Inc.*	880,206	14,558,607
Bio-Rad Laboratories, Inc.*	66,864	9,950,032
Bio-Techne Corp.	124,800	13,147,680
Capital Senior Living Corp.*	801,500	13,777,785
Diplomat Pharmacy, Inc.*	247,200	7,734,888
Globus Medical, Inc.*	662,800	15,396,844
Haemonetics Corp.*	356,200	13,236,392
HealthSouth Corp.	361,100	14,700,381
Healthways, Inc.*	451,800	11,299,518
ICON PLC*	157,800	12,117,462
Magellan Health, Inc.*	240,099	13,714,455
MEDNAX, Inc.*	103,100	6,780,887
NuVasive, Inc.*	246,500	16,138,355
Omnicell, Inc.*	320,500	12,044,390
Owens & Minor, Inc.	226,600	7,788,242
Patterson Cos, Inc.	205,200	9,439,200
STERIS PLC	112,500	7,951,500
		211,533,774
Industrials 15.8%
Advisory Board Co.*	248,500	10,474,275

	Shares	Value (Note 2)
Clarcor, Inc.	173,561	$11,363,038
Crane Co.	170,400	10,960,128
Esterline Technologies Corp.*	175,700	13,520,115
Genesee & Wyoming, Inc.*	167,500	11,388,325
Healthcare Services Group, Inc.	328,100	13,245,397
Hub Group, Inc.*	255,300	10,403,475
Knight Transportation, Inc.	367,800	10,335,180
Mobile Mini, Inc.	346,532	10,361,307
MYR Group, Inc.*	364,100	10,558,900
Quanta Services, Inc.*	410,270	10,556,247
Regal Beloit Corp.	179,400	11,002,602
Ritchie Bros Auctioneers, Inc.	281,800	9,815,094
Toro Co.	73,500	7,140,525
Woodward, Inc.	188,600	11,828,992
		162,953,600
Information Technology 24.2%
Acxiom Corp.*	611,100	15,882,489
Aspen Technology, Inc.*	266,300	12,105,998
Blackhawk Network Holdings, Inc.*	148,900	5,099,825
Bottomline Technologies de, Inc.*	251,100	5,797,899
Brocade Communications Systems, Inc.	1,145,600	10,287,488
CommVault Systems, Inc.*	222,100	11,447,034
Dolby Laboratories, Inc.	206,690	10,115,409
Finisar Corp.*	735,500	15,577,890
GTT Communications, Inc.*	521,930	11,080,574

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

	Shares	Value (Note 2)
j2 Global, Inc.	236,685	$16,134,816
Microsemi Corp.*	318,000	12,707,280
Nanometrics, Inc.*	245,700	4,997,538
NetScout Systems, Inc.*	457,300	13,526,934
Nuance Communications, Inc.*	1,004,670	14,648,089
ON Semiconductor Corp.*	1,339,580	14,467,464
Open Text Corp.	166,660	10,469,581
Plantronics, Inc.	356,740	18,068,881
Rudolph Technologies, Inc.*	632,300	11,090,542
Skyworks Solutions, Inc.	122,950	9,204,037
Tower Semiconductor Ltd.*	1,106,700	17,341,989
Xcerra Corp.*	1,720,600	10,082,716
		250,134,473
Materials 0.9%
Berry Plastics Group, Inc.*	194,900	8,846,511
Total Domestic Common Stocks (Cost $756,551,785)		909,492,875
Foreign Stocks & ADR's 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $7,831,221)	199,920	13,680,526
Real Estate Investment Trusts 1.6%
Financials 1.6%
Corporate Office Properties Trust(a) (Cost $14,511,963)	576,500	16,441,780
Institutional Money Market Funds 1.1%
State Street Institutional US Government Money Market Fund
(Cost $10,993,561)	10,993,561	10,993,561

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 8.0%
U.S. Government Agency Obligations 1.4%
Federal Home Loan Mortgage Corporation 1.4%
Agency Discount Notes:
0.05%, 09/01/16	15,000 M	15,000,000
U.S. Treasury Obligations 6.6%
U.S. Treasury Bill
0.1915%, 09/01/16	18,000 M	18,000,000
U.S. Treasury Bill
0.22%, 09/01/16	50,000 M	50,000,000
Total U.S. Treasury Obligations		68,000,000
Total U.S. Government Obligations (Cost $83,000,000)		83,000,000
Total Investments 100.1% (Cost $872,888,530)†		$1,033,608,742

Excess of Liabilities Over Other Assets (0.1)%		(1,381,871)

Net Assets 100.0%		$1,032,226,871

*	Non-income producing.

†	Cost for federal income tax purposes is $872,888,530. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $160,720,212 of which $187,956,024 related to appreciated securities and $27,235,812 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.7%
Financials	16.6%
Health Care	15.2%
Consumer Discretionary	12.4%
Industrials	10.6%

Sector	Percent of Net Assets
Consumer Staples	9.9%
Energy	6.5%
Materials	1.9%
Telecommunication Services	1.7%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.0%
Visa, Inc.	2.5%
Apple, Inc.	2.2%
Merck & Co., Inc.	2.1%
PepsiCo, Inc.	2.0%
Unilever NV	2.0%

Description	Percent of Net Assets
Wells Fargo & Co.	1.9%
Alphabet, Inc.	1.9%
S&P Global, Inc.	1.9%
Accenture PLC	1.8%
Total of Net Assets	21.3%

 *"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.5%
Consumer Discretionary 12.4%
BorgWarner, Inc.	82,040	$2,821,356
Coach, Inc.	90,000	3,436,200
Comcast Corp.	95,000	6,199,700
Goodyear Tire & Rubber Co.	100,000	2,935,000
Home Depot, Inc.	35,000	4,694,200
Lear Corp.	7,000	814,030
Marriott Int'l., Inc.	25,000	1,783,250
McDonald's Corp.	51,000	5,898,660
Omnicom Group, Inc.	50,000	4,306,500
Priceline Group, Inc.*	1,700	2,408,441
Time Warner, Inc.	50,000	3,920,500
TJX Cos., Inc.	82,000	6,350,080
		45,567,917
Consumer Staples 7.9%
CVS Health Corp.	50,000	4,670,000
Estee Lauder Cos, Inc.	46,000	4,104,580
Kraft Heinz Co.	42,000	3,758,580
McCormick & Co., Inc.	25,000	2,549,000
PepsiCo, Inc.	70,000	7,472,500
Procter & Gamble Co.	75,000	6,548,250
		29,102,910
Energy 6.5%
Baker Hughes, Inc.	40,000	1,965,200
ConocoPhillips	63,000	2,586,150
Core Laboratories NV	35,070	3,920,124
EOG Resources, Inc.	66,500	5,884,585

	Shares	Value (Note 2)
Noble Energy, Inc.	140,000	$4,827,200
Schlumberger Ltd.	60,000	4,740,000
		23,923,259
Financials 16.6%
American Express Co.	50,000	3,279,000
Chubb Ltd.	40,000	5,077,200
CME Group, Inc.	50,000	5,417,500
Discover Financial Services	110,000	6,600,000
M&T Bank Corp.	11,000	1,301,630
MetLife, Inc.	45,000	1,953,000
Morgan Stanley	160,000	5,129,600
PNC Financial Services Group, Inc.	60,000	5,406,000
Raymond James Financial, Inc.	37,910	2,205,225
S&P Global, Inc.	55,000	6,794,700
Signature Bank*	47,500	5,795,475
The Travelers Cos., Inc.	40,000	4,748,400
Wells Fargo & Co.	140,000	7,112,000
		60,819,730
Health Care 14.3%
Amgen, Inc.	25,000	4,251,500
Becton Dickinson & Co.	20,000	3,544,200
Biogen, Inc.*	7,500	2,292,225
Bristol-Myers Squibb Co.	60,000	3,443,400
DENTSPLY SIRONA, Inc.	59,790	3,674,693
Eli Lilly & Co.	35,000	2,721,250
Gilead Sciences, Inc.	31,000	2,429,780

	Shares	Value (Note 2)
Johnson & Johnson	22,500	$2,685,150
Medtronic PLC(a)	65,000	5,656,950
Merck & Co., Inc.	121,000	7,597,590
STERIS PLC	25,250	1,784,670
Stryker Corp.	22,000	2,544,520
UnitedHealth Group, Inc.	48,000	6,530,400
Zoetis, Inc.	62,000	3,168,200
		52,324,528
Industrials 9.9%
3M Co.	15,000	2,688,600
Ametek, Inc.	54,520	2,657,850
Canadian Pacific Railway Ltd.	19,000	2,909,090
Danaher Corp.	52,000	4,233,320
Fortive Corp.	26,000	1,369,420
Genesee & Wyoming, Inc.*	35,000	2,379,650
Masco Corp.	63,820	2,264,333
Parker Hannifin Corp.	22,000	2,695,660
Stericycle, Inc.*	24,760	2,128,865
Tyco Int'l. Plc	75,000	3,276,000
United Parcel Service, Inc.	20,000	2,184,400
Verisk Analytics, Inc.*	40,000	3,322,000
Waste Connections, Inc.	56,170	4,293,073
		36,402,261
Information Technology 21.3%
Accenture PLC	59,000	6,785,000
Alphabet, Inc.*	9,000	7,108,650
ANSYS, Inc.*	24,000	2,282,160
Apple, Inc.	75,000	7,957,500

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

	Shares	Value (Note 2)
Check Point Software Technologies Ltd.*	25,000	$1,918,500
Cisco Systems, Inc.	160,000	5,030,400
Cognizant Technology Solutions Corp.*	70,000	4,020,800
EMC Corp.	75,000	2,174,250
Microchip Technology, Inc.	78,700	4,872,317
Microsoft Corp.	190,000	10,917,400
Open Text Corp.	63,580	3,994,096
Skyworks Solutions, Inc.	42,970	3,216,734
Synopsys, Inc.*	40,000	2,371,600
Texas Instruments, Inc.	85,000	5,910,900
Visa, Inc.	115,000	9,303,500
		77,863,807
Materials 1.9%
Ecolab, Inc.	35,000	4,306,750
Praxair, Inc.	22,000	2,684,880
		6,991,630
Telecommunication Services 1.7%
Verizon Communications, Inc.	120,000	6,279,600
Total Domestic Common Stocks (Cost $250,708,923)		339,275,642
Foreign Stocks & ADR's 4.3%
Denmark 0.7%
Vestas Wind Systems A/S ADR	95,000	2,623,900
Israel 0.7%
NICE Systems Ltd. ADR	37,690	2,579,127
Netherlands 2.0%
Unilever NV ADR	160,000	7,377,600
Switzerland 0.9%
Roche Holding AG ADR	100,000	3,054,500
Total Foreign Stocks & ADR's (Cost $14,099,394)		15,635,127
Real Estate Investment Trusts 0.7%
Information Technology 0.7%
Equinix, Inc.* (Cost $2,188,192)	7,200	2,654,280
Institutional Money Market Funds 2.4%
State Street Institutional US Government Money Market Fund
(Cost $8,669,362)	8,669,362	8,669,362
Total Investments 99.9% (Cost $275,665,871)†		366,234,411

Other Assets in Excess of Liabilities 0.1%		302,207

Net Assets 100.0%		$366,536,618

*	Non-income producing.

†	Cost for federal income tax purposes is $275,665,871. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $90,568,540 of which $98,801,371 related to appreciated securities and $8,232,831 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at August 31, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	6.1%
1 yr. to 2.99 yrs.	29.6%
3 yrs. to 3.99 yrs.	21.0%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	10.0%
6 yrs. to 7.99 yrs.	4.6%
8 yrs. and over	28.7%

Average Effective Duration (for all Fixed Income Holdings) 4.9 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			26.2%
iShares iBoxx $ High Yield Corporate Bond ETF			14.6%
FNMA TBA 15YR	2.50%	09/19/31	4.9%
FNMA BC1809	3.50%	05/01/46	4.3%
FNMA AX0884	4.50%	10/01/44	3.5%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC G08637	4.00%	04/01/45	3.3%
FHLMC Q33006	3.50%	04/01/45	3.3%
FNMA AT2016	3.00%	04/01/43	3.2%
FNMA AZ7347	3.00%	11/01/45	2.9%
FHLMC Q32917	3.00%	04/01/45	2.6%
Total of Net Assets			68.8%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 47.8%
U.S. Government Agency Obligations 44.1%
Federal Home Loan Mortgage Corporation 13.6%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,423 M	$2,712,349
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,223 M	1,269,765
30-Year:
FHLMC A90197
4.5%, 12/01/39	1,991 M	2,186,154
FHLMC Q02664
4.5%, 08/01/41	3,451 M	3,776,999
FHLMC Q29056
4%, 10/01/44	9,095 M	9,739,955
FHLMC Q32917
3%, 04/01/45	11,368 M	11,898,339
FHLMC Q33006
3.5%, 04/01/45	14,194 M	14,946,315
FHLMC G08637
4%, 04/01/45	14,071 M	15,049,815
		57,597,577
Total Federal Home Loan Mortgage Corporation		61,579,691

	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 27.9%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 09/19/31(a)	21,240 M	$21,936,937
30-Year:
FNMA 725423
5.5%, 05/01/34	734 M	832,952
FNMA 725610
5.5%, 07/01/34	656 M	743,774
FNMA AD9193
5%, 09/01/40	2,045 M	2,270,937
FNMA 890310
4.5%, 12/01/40	5,854 M	6,419,945
FNMA AH8925
4.5%, 03/01/41	3,066 M	3,352,854
FNMA AR9195
3%, 03/01/43	7,164 M	7,480,135
FNMA AT2016
3%, 04/01/43	13,992 M	14,543,237
FNMA AS0779
4%, 10/01/43	3,811 M	4,171,039
FNMA AW0972
4.5%, 05/01/44	4,070 M	4,444,282
FNMA AL5718
3.5%, 09/01/44	1,033 M	1,100,348
FNMA AX0884
4.5%, 10/01/44	14,627 M	15,981,773

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AS4707
3.5%, 04/01/45	9,539 M	$10,173,493
FNMA AZ7347
3%, 11/01/45	12,693 M	13,173,567
FNMA BC1809
3.5%, 05/01/46	18,204 M	19,181,146
		103,869,482
Total Federal National Mortgage Association		125,806,419
Government National Mortgage Corporation 2.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	5,000 M	5,288,523
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,077,315
GNR 12-147 Interest Only
0.5845%, 04/16/54	9,610 M	397,376
		8,763,214
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,693 M	2,948,903
Total Government National Mortgage Corporation		11,712,117
Total U.S. Government Agency Obligations		199,098,227

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Treasury Obligations 3.7%
U.S. Treasury Bill
0.1915%, 09/01/16	4,700 M	$4,700,000
U.S. Treasury Bill
0.22%, 09/01/16	12,000 M	12,000,000
Total U.S. Treasury Obligations		16,700,000
Total U.S. Government Obligations (Cost $213,104,619)		215,798,227
Domestic Corporate Bonds 11.7%
Communications 2.2%
AMC Networks, Inc.
5%, 04/01/24	2,880 M	2,952,000
AT&T, Inc.
3.8%, 03/15/22	5,231 M	5,610,802
CenturyLink, Inc.
7.5%, 04/01/24	1,350 M	1,463,906
		10,026,708
Consumer Cyclical 2.3%
General Motors Financial Co., Inc.
3.2%, 07/06/21	2,150 M	2,183,480
Macy's Retail Holdings, Inc.
3.625%, 06/01/24	5,950 M	6,047,925
QVC, Inc.
5.45%, 08/15/34	2,325 M	2,203,809
		10,435,214
Consumer Non-Cyclical 2.0%
Cardinal Health, Inc.
4.9%, 09/15/45	2,010 M	2,389,959
Express Scripts Holding Co.
3.4%, 03/01/27	3,000 M	3,030,954
MEDNAX, Inc.
5.25%, 12/01/23(b)	2,160 M	2,273,400
Zoetis, Inc.
3.25%, 02/01/23	1,386 M	1,425,796
		9,120,109
Energy 0.1%
Westmoreland Coal Co.
8.75%, 01/01/22(b)	625 M	481,250
Financials 2.1%
Bank of America Corp.
4.45%, 03/03/26	1,285 M	1,382,692
Brookfield Asset Management, Inc.
4%, 01/15/25	3,696 M	3,796,539
JPMorgan Chase & Co
4.125%, 12/15/26	1,285 M	1,377,116
Royal Bank of Canada
4.65%, 01/27/26	1,285 M	1,413,264
Wells Fargo & Co
4.3%, 07/22/27	1,285 M	1,418,474
		9,388,085
Insurance 0.7%
Manulife Financial Corp.
4.15%, 03/04/26	2,720 M	2,962,543

	Principal Amount (M=$1,000)	Value (Note 2)
Real Estate 0.5%
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,300 M	$2,464,349
Technology 1.8%
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
7.125%, 06/15/24(b)	1,290 M	1,396,818
Ingram Micro, Inc.
4.95%, 12/15/24	2,310 M	2,334,622
Rackspace Hosting, Inc.
6.5%, 01/15/24(b)	4,250 M	4,457,188
		8,188,628
Total Domestic Corporate Bonds (Cost $51,712,567)		53,066,886
Asset Backed Securities 0.5%
Taco Bell Funding, LLC
3.832%, 05/25/26(b) (Cost $2,000,000)	2,000 M	2,027,282
Bank Loans 0.6%
Energy 0.3%
Westmoreland Coal Co.
6.94%, 12/16/20(c)	1,980 M	1,475,100
Technology 0.3%
Micron Technology, Inc.
6.44%, 04/26/22(d)	1,430 M	1,443,699
Total Bank Loans
(Cost $2,854,100)		2,918,799

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 40.8%
Bond Funds 40.8%
iShares iBoxx $ High Yield Corporate Bond ETF(e)	764,232	66,266,556
iShares iBoxx $ Investment Grade Corporate Bond ETF	954,563	118,260,810
Total Domestic Exchange Traded Funds (Cost $171,224,331)		184,527,366
Institutional Money Market Funds 3.6%
State Street Institutional US Government Money Market Fund
(Cost $16,202,774)	16,202,774	16,202,774
Total Investments 105.0% (Cost $457,098,392)†		474,541,334

Excess of Liabilities Over Other Assets (5.0)%		(22,598,507)

Net Assets 100.0%		$451,942,827

†	Cost for federal income tax purposes is $457,098,392. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $17,442,942 of which $17,687,372 related to appreciated securities and $244,430 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of rule 144A securities amounted to $10,635,938 or 2.35% of net assets.

(c)	Westmoreland Coal Co. has a variable interest rate that floats quarterly on March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 6.50%.

(d)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.00%.

(e)	All or a portion of this security was on loan at August 31, 2016. The aggregate cost and market value of securities on loan at August 31, 2016 is $62,761,095 and $66,266,557, respectively.

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at August 31, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	2.9%
1 yr. to 2.99 yrs.	38.0%
3 yrs. to 3.99 yrs.	37.9%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	7.2%
6 yrs. to 7.99 yrs.	3.2%
8 yrs. and over	10.8%

Average Effective Duration (for all Fixed Income Holdings) 1.5 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA TBA 30 YR 3.5	3.50%	09/14/46	9.7%
FNMA POOL AZ5591	4.00%	08/01/45	7.6%
FNMA POOL AU1628	3.00%	07/01/43	5.9%
FNMA POOL BC4492	4.50%	12/01/39	4.5%
FNMA POOL BC5074	3.50%	07/01/44	3.3%
FNMA POOL AK5169	3.00%	04/01/27	2.8%

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AH8925	4.50%	03/01/41	2.5%
FHLMC Q33006	3.50%	04/01/45	2.4%
FNMA POOL AT5993	3.00%	05/01/43	2.2%
FHLMC G08637	4.00%	04/01/45	2.1%
Total of Net Assets			43.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 49.5%
U.S. Government Agency Obligations 49.5%
Federal Home Loan Mortgage Corporation 6.2%
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917
3%, 04/01/45	455 M	$475,934
FHLMC Q33006
3.5%, 04/01/45	609 M	641,070
FHLMC G08637
4%, 04/01/45	531 M	568,078
Total Federal Home Loan Mortgage Corporation		1,685,081
Federal National Mortgage Association 43.3%
Mortgage-Backed Securities:
15-Year:
FNMA POOL AK5169
3%, 04/01/27	713 M	748,044
FNMA TBA 15YR
2.5%, 09/19/31(a)	450 M	464,765
		1,212,809
20-Year:
FNMA POOL 890739
2.5%, 08/01/31	427 M	442,100

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA POOL BC4492
4.5%, 12/01/39	1,108 M	$1,208,774
FNMA AH8925
4.5%, 03/01/41	616 M	673,319
FNMA POOL AT5993
3%, 05/01/43	574 M	596,595
FNMA POOL AU1628
3%, 07/01/43	1,538 M	1,599,225
FNMA POOL BC5074
3.5%, 07/01/44	846 M	895,411
FNMA POOL AZ5591
4%, 08/01/45	1,898 M	2,034,599
FNMA AZ7347
3%, 11/01/45	379 M	393,241
FNMA TBA 30 YR 3.5
3.5%, 09/14/46(a)	2,480 M	2,612,525
		10,013,689
Total Federal National Mortgage Association		11,668,598
Total U.S. Government Obligations (Cost $13,337,634)		13,353,680
Domestic Corporate Bonds 9.1%
Communications 1.4%
AMC Networks, Inc.
5%, 04/01/24	135 M	138,375
AT&T, Inc.
3.8%, 03/15/22	152 M	163,036
CenturyLink, Inc.
7.5%, 04/01/24	65 M	70,484
		371,895

	Principal Amount (M=$1,000)	Value (Note 2)
Consumer Cyclical 1.9%
General Motors Financial Co., Inc.
3.2%, 07/06/21	100 M	$101,557
Macy's Retail Holdings, Inc.
3.625%, 06/01/24	275 M	279,526
QVC, Inc.
5.45%, 08/15/34	140 M	132,703
		513,786
Consumer Non-Cyclical 1.8%
Cardinal Health, Inc.
4.9%, 09/15/45	120 M	142,684
Express Scripts Holding Co.
3.4%, 03/01/27	150 M	151,548
MEDNAX, Inc.
5.25%, 12/01/23(b)	140 M	147,350
Zoetis, Inc.
3.25%, 02/01/23	35 M	36,005
		477,587
Energy 0.1%
Westmoreland Coal Co.
8.75%, 01/01/22(b)	50 M	38,500
Financials 1.0%
Bank of America Corp.
4.45%, 03/03/26	60 M	64,562
JPMorgan Chase & Co
4.125%, 12/15/26	60 M	64,301
Royal Bank of Canada
4.65%, 01/27/26	60 M	65,989

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Wells Fargo & Co
4.3%, 07/22/27	60 M	$66,232
		261,084
Insurance 0.7%
Manulife Financial Corp.
4.15%, 03/04/26	160 M	174,267
Real Estate 0.5%
Retail Opportunity Investments Partnership LP
5%, 12/15/23	125 M	133,932
Technology 1.7%
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
7.125%, 06/15/24(b)	60 M	64,968
Ingram Micro, Inc.
4.95%, 12/15/24	140 M	141,492
Rackspace Hosting, Inc.
6.5%, 01/15/24(b)	250 M	262,188
		468,648
Total Domestic Corporate Bonds (Cost $2,386,202)		2,439,699
Bank Loans 0.5%
Energy 0.2%
Westmoreland Coal Co.
6.94%, 12/16/20(c)	90 M	66,881
Technology 0.3%
Micron Technology, Inc.
6.44%, 04/26/22(d)	70 M	70,670
Total Bank Loans (Cost $134,602)		137,551
Asset Backed Securities 0.4%
Taco Bell Funding, LLC
3.832%, 05/25/26(b) (Cost $100,000)	100 M	101,364

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 38.2%
Bond Funds 38.2%
iShares iBoxx $ High Yield Corporate Bond ETF(e)	91,788	7,958,938
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,952	2,347,963
Total Domestic Exchange Traded Funds (Cost $9,746,138)		10,306,901
Institutional Money Market Funds 12.9%
State Street Institutional US Government Money Market Fund
(Cost $3,474,515)	3,474,515	3,474,515
Total Investments 110.6% (Cost $29,179,091)†		29,813,710

Excess of Liabilities Over Other Assets (10.6)%		(2,865,519)

Net Assets 100.0%		$26,948,191

†	Cost for federal income tax purposes is $29,179,091. At August 31, 2016 unrealized appreciation for federal income tax purposes aggregated $634,619 of which $634,619 related to appreciated securities and $– related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of rule 144A securities amounted to $614,370 or 2.28% of net assets.

(c)	Westmoreland Coal Co. has a variable interest rate that floats quarterly on March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 6.50%.

(d)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.00%.

(e)	All or a portion of this security was on loan at August 31, 2016. The aggregate cost and market value of securities on loan at August 31, 2016 is $7,590,592 and $7,958,937, respectively.

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

At August 31, 2016, the following futures contracts were outstanding with $249,971 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)

Short, 18 U.S. Treasury 5-Year Note futures contracts	9/16	$2,182,359	$2,747

Net payments of variation margin and/or brokerage fees			(2,606)

Variation margin payable on open futures contracts			$141

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of ten separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution fees, registration fees and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Effective March 30, 2016, one significant change to the valuation techniques was a move from mean to bid pricing with respect to fixed-income securities with maturities of greater than 60 days. In addition, the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2016 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Collateralized Mortgage Obligations	$–	$3,471,926	$–	$3,471,926
Agency Mortgage-Backed Securities	–	42,055,793	–	42,055,793
Domestic Common Stocks	201,010,530	–	–	201,010,530
Domestic Corporate Bonds	–	1,446,002	–	1,446,002
Domestic Exchange Traded Funds	29,195,838	–	–	29,195,838
Foreign Stocks & ADRs:
Netherlands	4,149,900	–	–	4,149,900
Switzerland	–	1,832,700	–	1,832,700
Institutional Money Market Funds	–	15,864,231	–	15,864,231
Real Estate Investment Trusts	110,595	–	–	110,595
U.S. Treasury Obligations	–	30,200,000	–	30,200,000
Totals	$234,466,863	$94,870,652	$–	$329,337,515

Common Stock:
Agency Discount Notes	$–	$10,000,000	$–	$10,000,000
Domestic Common Stocks	2,041,599,434	–	–	2,041,599,434
Foreign Stocks & ADRs:
Netherlands	39,193,500	–	–	39,193,500
Switzerland	–	23,672,375	–	23,672,375
Institutional Money Market Funds	–	11,177,453	–	11,177,453
Real Estate Investment Trusts	700,435	–	–	700,435
U.S. Treasury Obligations	–	9,500,000	–	9,500,000
Totals	$2,081,493,369	$54,349,828	$–	$2,135,843,197

Government Securities:
Agency Collateralized Mortgage Obligations	$–	$10,320,426	$–	$10,320,426
Agency Mortgage-Backed Securities	–	203,775,904	–	203,775,904
Institutional Money Market Funds	–	12,795,035	–	12,795,035
U.S. Treasury Obligations	–	10,074,609	–	10,074,609
Totals	$–	$236,965,974	$–	$236,965,974

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Equity:
Domestic Common Stocks	$18,368,174	$–	$–	$18,368,174
Foreign Stocks & ADRs	–	147,154,667	–	147,154,667
Institutional Money Market Funds	–	5,555,280	–	5,555,280
Totals	$18,368,174	$152,709,947	$–	$171,078,121

Low Duration Bond:
Agency Collateralized Mortgage Obligations	$–	$94,688,825	$–	$94,688,825
Agency Mortgage-Backed Securities	–	65,071,177	–	65,071,177
Asset Backed Securities	–	1,621,826	–	1,621,826
Bank Loans	–	1,792,004	–	1,792,004
Commercial Mortgage-Backed Securities	–	13,561,015	–	13,561,015
Domestic Corporate Bonds	–	17,197,690	–	17,197,690
Domestic Exchange Traded Funds	172,175,615	–	–	172,175,615
Institutional Money Market Funds	–	13,691,287	–	13,691,287
Residential Mortgage-Backed Securities	–	15,948,954	–	15,948,954
U.S. Treasury Obligations	–	3,300,000	–	3,300,000
Totals	$172,175,615	$226,872,778	$–	$399,048,393

Multi-Asset Income:
Agency Collateralized Mortgage Obligations	$–	$371,903	$–	$371,903
Asset Backed Securities	–	304,092	–	304,092
Bank Loans	–	1,974,604	–	1,974,604
Domestic Corporate Bonds	–	21,256,957	–	21,256,957
Domestic Exchange Traded Funds	269,225,065	–	–	269,225,065
Institutional Money Market Funds	–	12,688,094	–	12,688,094
U.S. Treasury Obligations	–	2,400,000	–	2,400,000
Totals	$269,225,065	$38,995,650	$–	$308,220,715

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Small Company:
Agency Discount Notes	$–	$15,000,000	$–	$15,000,000
Domestic Common Stocks	909,492,875	–	–	909,492,875
Foreign Stocks & ADRs	13,680,526	–	–	13,680,526
Institutional Money Market Funds	–	10,993,561	–	10,993,561
Real Estate Investment Trusts	16,441,780	–	–	16,441,780
U.S. Treasury Obligations	–	68,000,000	–	68,000,000
Totals	$939,615,181	$93,993,561	$–	$1,033,608,742

Sustainable Core Opportunities:
Domestic Common Stocks	$339,275,642	$–	$–	$339,275,642
Foreign Stocks & ADRs:
Denmark	2,623,900	–	–	2,623,900
Israel	2,579,127	–	–	2,579,127
Netherlands	7,377,600	–	–	7,377,600
Switzerland	–	3,054,500	–	3,054,500
Institutional Money Market Funds	–	8,669,362	–	8,669,362
Real Estate Investment Trusts	2,654,280	–	–	2,654,280
Totals	$354,510,549	$11,723,862	$–	$366,234,411

Total Return Bond:
Agency Collateralized Mortgage Obligations	$–	$11,475,563	$–	$11,475,563
Agency Mortgage-Backed Securities	–	187,622,664	–	187,622,664
Asset Backed Securities	–	2,027,282	–	2,027,282
Bank Loans	–	2,918,799	–	2,918,799
Domestic Corporate Bonds	–	53,066,886	–	53,066,886
Domestic Exchange Traded Funds	184,527,366	–	–	184,527,366
Institutional Money Market Funds	–	16,202,774	–	16,202,774
U.S. Treasury Obligations	–	16,700,000	–	16,700,000
Totals	$184,527,366	$290,013,968	$–	$474,541,334

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Unconstrained Bond:
Agency Mortgage-Backed Securities	$–	$13,353,680	$–	$13,353,680
Asset Backed Securities	–	101,364	–	101,364
Bank Loans	–	137,551	–	137,551
Domestic Corporate Bonds	–	2,439,699	–	2,439,699
Domestic Exchange Traded Funds	10,306,901	–	–	10,306,901
Institutional Money Market Funds	–	3,474,515	–	3,474,515
Totals	$10,306,901	$19,506,809	$–	$29,813,710

Investments in Securities - Liabilities:

None.

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
Low Duration Bond:
Futures Contracts	$98,853	*	$–	$–	$98,853	*

Multi-Asset Income:
Futures Contracts	$156,985	*	$–	$–	$156,985	*

Unconstrained Bond:
Futures Contracts	$2,747	*	$–	$–	$2,747	*

Derivatives - Liabilities:
Multi-Asset Income:
Futures Contracts	$(148,542	)*	$–	$–	$(148,542	)*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended August 31, 2016.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended August 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)		/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	October 24, 2016

By (Signature and Title)		/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	October 24, 2016